Income Tax (Income)/ Expense	12 Months Ended
Dec. 31, 2022
Disclosure of Income Tax [Abstract]
INCOME TAX (INCOME)/ EXPENSE
15.	INCOME TAX (INCOME)/ EXPENSE

	Year ended December 31,
	2022	2021	2020
PRC enterprises income tax:
Current tax	621	5,495	-
Deferred tax	-	-	-
	621	5,495	-

Jin Xuan Luxury Tourism, Flower Crown China and Heyang Travel are located in PRC and subject to the applicable enterprise income tax rate of 25%.

KBS Fashion Group Limited was incorporated in the Marshall Island, and, under the current laws of the Marshall Island, is not subject to income taxes.

Flower Crown Holding was incorporated in the Cayman Islands, and, under the current laws of the Cayman Islands, is not subject to income taxes.

The tax charge for the Company can be divided into non-PRC entities and PRC entities. As for the non-PRC entities, all the entities are expense center and not subject to any tax and also no deferred tax assets are considered. The loss for the non-PRC for the year ended December 31, 2022 is $4,386,002. PRC entities are operating entities and may be subject to income tax and deferred tax are considered. In 2022, menswear business was disposed and the temporary difference and deferred tax were reversed accordingly.

The following is the analysis of the deferred tax balances for financial reporting purposes:

	2022		2021		2020
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	78,622,365	-	63,509,644	16,960,839	59,616,758	14,330,463
Bad Debt provisions charged to profit or loss	-	-	6,064,120	1,516,030	(2,334,410)	583,603
Inventory provision charged to profit or loss	-	-	1,283	321	-	-
Impairment charged to profit or loss	-	-	2,944,979	736,245	-	-
Tax loss carried forward	1,687,686	421,922	6,102,339	1,529,706	6,227,296	1,556,824
Allowance		(421,922)		(21,245,906)	-	-
Reverse	(75,924,049)	-
Effect of translation	-	-	-	502,765	-	489,949
End of the year	4,386,002	-	78,622,365	-	63,509,644	16,960,839